Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Balance at beginning of the year	₱ 2,492	₱ 2,617
Provisions (Note 5)	1,528	907	₱ 1,941
Write-off and others	(808)	(1,032)
Balance at end of the year	₱ 3,212	₱ 2,492	₱ 2,617